NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Secured Convertible Note Financing (Details)			3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Feb. 09, 2024 USD ($) D $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 03, 2024 USD ($)
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)	12.00%		12.00%	12.00%
Period To File Registration Statement With SEC	30 days	30 days
Fee on Secured Convertible Note					$ 1,500,000
Secured convertible note, net					6,857,101	$ 6,857,101
Unamortized discount (Premium), Net	$ 611,496		$ 611,496	$ 611,496	971,666	971,666
Nonrelated Party
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Secured convertible note, net	8,745,699		8,745,699	8,745,699	6,857,101	6,857,101
Funicular Note
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	8,507,507	$ 6,000,000	$ 8,507,507	8,507,507
Purchase price of notes		$ 6,000,000
Interest rate (in percent)		12.50%
Interest rate in the event of default (in percent)		20.00%
Conversion price (in dollars per share) | $ / shares		$ 10
Threshold trading days over which VWAP is considered to make monthly adjustments to the Conversion price | D		5
Floor on Conversion price (in dollars per share) | $ / shares		$ 2
Market price of public shares (in Dollars per share) | $ / shares		$ 2
Number of days notice required for redemption of notes		30 days
Redemption price as a percentage of the outstanding principal amount (in percent)		101.00%	20.00%
Threshold maximum percentage of outstanding common stock, above which stockholder's approval is required for conversion (in percent)		19.90%
Period To File Registration Statement With SEC		15 days
Number Of Days Within Which The Registration Statement Should Be Declared Effective		60 days
Stock issued for purchase price adjusted to additional paid in capital		5.00%
Fee on Secured Convertible Note			$ 600,000		1,500,000	1,500,000
Accrued interest expense	$ 407,507		$ 407,507	407,507	328,767	328,767	$ 899,165
Interest expense related to the amortization of the debt discount					$ 279,032	$ 279,032	$ 180,085
Pay for accrued interest				$ 217,373
Funicular Note | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion price (in dollars per share) | $ / shares		$ 10
Floor on Conversion price (in dollars per share) | $ / shares		2
Market price of public shares (in Dollars per share) | $ / shares		2
Shares transferred by related party for conversion (in shares) | shares				368,004
Funicular Note | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Conversion price (in dollars per share) | $ / shares		600
Floor on Conversion price (in dollars per share) | $ / shares		120
Market price of public shares (in Dollars per share) | $ / shares		$ 120
Shares transferred by related party for conversion (in shares) | shares				6,133
Funicular Note | Sponsor
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Value of warrants issued		$ 28,496
Stock issued for purchase price adjusted to additional paid in capital		$ 1,250,698
Funicular Note | Sponsor | Private Placement
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of private warrants transferred (in shares) | shares		600,000
Funicular Note | Sponsor | Founder Shares
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Number of private warrants transferred (in shares) | shares		600,000